SUPPLEMENTAL DISCLOSURES BY GEOGRAPHIC LOCATION AND PRODUCT LINE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Geographical Areas And Products [Abstract]
Schedule of geographic location and revenues
The following table presents geographic information about revenue attributed to countries based on the location of external customers for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
	$	$	$
Revenue
Canada	104,842	96,434	78,325
Germany	26,082	24,361	18,248
United States	923,239	834,989	714,330
Other	104,356	97,235	87,223
Total revenue	1,158,519	1,053,019	898,126
The following table presents geographic information about long-lived assets by country based on the location of the assets for the years ended:

	December 31, 2019	December 31, 2018
	$	$
Property, plant and equipment
Canada	36,855	33,383
India	57,857	53,057
Portugal	23,880	19,175
United States	296,719	271,461
Total property, plant and equipment	415,311	377,076
Goodwill
Canada	12,032	11,520
India	27,606	28,155
United States	68,039	68,039
Total goodwill	107,677	107,714
Intangible assets
Canada	13,595	19,622
India	15,530	18,712
Portugal	1	18
United States	85,923	84,037
Total intangible assets	115,049	122,389
Other assets
Canada	205	539
India	22	71
Portugal	33	49
United States	10,258	8,927
Total other assets	10,518	9,586

Schedule of revenue by product line
The following table presents revenue information based on revenues for the following product categories and their complementary packaging systems for each of the years in the three-year period ended December 31, 2019:

	2019	2018	2017
	$	$	$
Revenue
Tape	666,571	672,856	606,302
Film	184,398	184,743	165,597
Engineered coated products	162,955	126,973	115,538
Protective packaging	135,605	57,070	1,375
Other	8,990	11,377	9,314
	1,158,519	1,053,019	898,126